Expense Example, No Redemption {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2020 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	1,677
Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640